Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule Of Acquisitions By Type [Table Text Block]

					December 31
			2015			2014
Segment	Assets	Shares	Total	Assets	Shares	Total

North	-	-	-	-	1	1
West	3	-	3	3	1	4
East	1	1	2	-	-	-
Total acquisitions	4	1	5	3	2	5

Schedule of Purchase Price Allocation [Table Text Block]

	December 31
	2015	2014

Consideration
Cash, including holdbacks and unpaid consideration (as applicable)	$115,187	$98,638

Allocation of net assets acquired
Accounts receivable	$5,713	$6,493
Intangibles (Note 12)	$40,819	$13,803
Goodwill (Note 13)	$25,952	$68,244
Capital assets	$22,872	$19,786
Landfill assets	$21,549	$-
Accounts payable	$(1,139)	$(9,688)
Landfill closure and post-closure costs	$(579)	$-

Consideration by segment
West	$4,877	$98,638
East	110,310	-
Total consideration	$115,187	$98,638

Goodwill recorded by segment
West	$1,438	$68,244
East	24,514	-
Total goodwill	$25,952	$68,244

Goodwill expected to be deductible for tax purposes	$25,952	$68,244

	December 31
	2015	2014

Aggregate cash consideration (excluding holdbacks and cash
payments due to sellers for achieving various
business performance targets)	$109,013	$69,016

Contingent consideration (paid in respect of acquisitions completed
prior to January 1, 2009)	$531	$526

Transaction costs (included in selling, general and
administration expense)	$1,100	$564

Schedule Of Acquisitions Step Acquisition [Table Text Block]
Cash consideration	$8,156
Carrying amount of previously held equity method investment	4,359
Re-measurement gain on previously held equity method investment	5,156
Fair value of net assets acquired	$17,671

Allocation of net assets acquired
Accounts receivable	$533
Intangibles (Note 12)	$4,424
Goodwill (Note 13)	$11,594
Capital assets	$4,402
Accrued charges	$(439)
Shareholder loans	$(1,921)
Deferred income taxes	$(922)

Goodwill recorded by segment
North	$11,594
Total goodwill	$11,594

Goodwill expected to be deductible for tax purposes	$-